PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Prepayments (including $1,813,904 and $298,383 to related parties as of December 31, 2021 and 2020, respectively)	$2,169,095	$376,746
Other current assets	7,618	7,062
Prepayments and other current assets	$2,176,713	$383,808